INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 95,402	$ 13,643	¥ 98,589	¥ 180,907
Denominator:
Weighted average number of ordinary shares outstanding - basic	256,975,188	256,975,188	262,001,916	264,052,936
Effect of dilutive share options	10,639,784	10,639,784	9,196,839	9,712,192
Weighted average number of ordinary shares outstanding - diluted	267,614,972	267,614,972	271,198,755	273,765,128
Basic income per ordinary share | (per share)	¥ 0.37	$ 0.05	¥ 0.38	¥ 0.69
Diluted income per ordinary share | (per share)	¥ 0.36	$ 0.05	¥ 0.36	¥ 0.66